Convertible Debt - Related Party (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Interest expense - stated rate	$ 35,645	$ 59,111	$ 371,420	$ 26,433
Non-cash interest expense:
Amortization of debt discount	130,347	53,979	616,383	56,253
Amortization of transaction costs	363	2,973	12,910	2,283
Other interest expense			0	9,794
Interest Expense	$ 166,355	$ 116,063	$ 1,000,713	$ 94,763